HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 1,511	$ 1,073	$ 702
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	1,300	931	562
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	175	111	106
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 36	$ 31	$ 34